Other operating income and expenses	12 Months Ended
Dec. 31, 2019
Other operating income and expenses [Abstract]
Other operating income and expenses
Note 20.- Other operating income and expenses

The table below shows the detail of Other operating income and expenses for the years ended December 31, 2019, 2018 and 2017:

	For the twelve-month year ended December 31,
Other operating income	2019	2018	2017

Grants	59,142	59,421	59,707
Income from various services and insurance proceeds	34,632	34,181	21,137
Income from the purchase of the long-term operation and maintenance payable to Abengoa	-	38,955	-
Total	93,774	132,557	80,844

	For the twelve-month year ended December 31,
Other operating expenses	2019	2018	2017
Raw materials and consumables used	(9,719)	(10,648)	(16,983)
Leases and fees	(1,850)	(1,716)	(6,641)
Operation and maintenance	(116,018)	(145,857)	(129,873)
Independent professional services	(41,579)	(43,229)	(36,178)
Supplies	(25,823)	(25,947)	(20,350)
Insurance	(23,971)	(24,227)	(24,289)
Levies and duties	(34,844)	(37,439)	(52,409)
Other expenses	(7,971)	(21,579)	(14,721)
Total	(261,776)	(310,642)	(301,444)

Grants income mainly relate to ITC cash grants and implicit grants recorded for accounting purposes in relation to the FFB loans with interest rates below market rates in Solana and Mojave projects (Note 16).

Other operating income in 2018 includes $39.0 million one-time gain in relation to the purchase from Abengoa of the long-term operation and maintenance payable accrued for the period up to December 31, 2017.